CURRENT AND DEFERRED TAXES	12 Months Ended
Dec. 31, 2019
Disclosure of income tax [text block] [Abstract]
Disclosure of income tax [text block]

NOTE 18 - CURRENT AND DEFERRED TAXES

In the period ended December 31, 2019, the income tax provision was calculated for such period, applying the partially integrated taxation system and a rate of 27%, in accordance with the Law No. 20,780 published in the Official Journal of the Republic of Chile on September 29, 2014.

Deferred taxes are recognized, on the temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements.

No deferred tax has been recorded for permanent difference, since they are caused by transactions that are recorded in the financial statements and that will not have impact on income taxes.

(a)	Current taxes

(a.1)	The composition of the current tax assets is the following:

	Current assets		Non-current assets		Total assets
	As of	As of	As of	As of	As of	As of
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2019	2018	2019	2018	2019	2018
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Provisional monthly payments (advances)	10,968	48,480	-	-	10,968	48,480
Other recoverable credits	18,353	20,654	-	757	18,353	21,411
Total assets by current tax	29,321	69,134	-	757	29,321	69,891

(a.2)	The composition of the current tax liabilities are as follows:

	Current liabilities		Non-current liabilities		Total liabilities
	As of	As of	As of	As of	As of	As of
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2019	2018	2019	2018	2019	2018
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Income tax provision	11,925	3,738	-	-	11,925	3,738
Total liabilities by current tax	11,925	3,738	-	-	11,925	3,738

(b)	Deferred taxes

The balances of deferred tax are the following:

	Assets		Liabilities
	As of	As of	As of	As of
Concept	December 31,	December 31,	December 31,	December 31,
	2019	2018	2019	2018
	ThUS$	ThUS$	ThUS$	ThUS$
		Restated		Restated
Properties, Plants and equipment	186,311	150,831	1,700,215	1,733,327
Assets by right of use	42,011	202	(91,470)	(85,550)
Amortization	(903)	(983)	52,233	55,880
Provisions	(139,346)	(38,303)	(182,913)	(75,631)
Revaluation of financial instruments	422	445	(9,857)	458
Tax losses	155,539	170,980	(1,200,729)	(1,198,170)
Intangibles	-	-	349,082	351,238
Others	(8,451)	(9,643)	242	5,019
Total	235,583	273,529	616,803	786,571

The balance of deferred tax assets and liabilities are composed primarily of temporary differences to be reversed in the long term.

Movements of Deferred tax assets and liabilities

(a) From January 1 to December 31, 2017

	Opening	Recognized in	Recognized in	Exchange	Ending
	balance	consolidated	comprehensive	rate	balance
	Assets/(liabilities)	income	income	variation	Asset (liability)
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Properties, Plants and equipment	(1,615,783)	46,403	-	616	(1,568,764)
Assets by right of use	61,343	14,506	-	-	75,849
Amortization	(77,480)	22,486	-	174	(54,820)
Provisions	281,369	(286,267)	(785)	(4,778)	(10,461)
Revaluation of financial instruments	3,223	2,417	(1,770)	(120)	3,750
Tax losses	1,328,736	152,081	-	(1,257)	1,479,560
Intangibles	(430,705)	24,436	-	(267)	(406,536)
Others	(20,539)	(7,547)	-	(319)	(28,405)
Total	(469,836)	(31,485)	(2,555)	(5,951)	(509,827)

(b) From January 1 to December 31, 2018 Restated (Unaudited)

	Opening	Recognized in	Recognized in	Exchange	Ending
	balance	consolidated	comprehensive	rate	balance
	Assets/(liabilities)	income	income	variation	Asset (liability)
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Property, plant and equipment	(1,568,764)	(19,735)	-	6,003	(1,582,496)
Assets for right of use	75,849	9,903	-	-	85,752
Amortization	(54,820)	(3,735)	-	1,692	(56,863)
Provisions	(10,461)	92,804	1,566	(46,581)	37,328
Revaluation of financial instruments	3,750	(2,326)	(269)	(1,168)	(13)
Tax losses	1,479,560	(98,154)	-	(12,256)	1,369,150
Intangibles	(406,536)	20,000	-	35,298	(351,238)
Others	(28,405)	5,439	-	8,304	(14,662)
Total	(509,827)	4,196	1,297	(8,708)	(513,042)

(c)  From January 1 to December 31, 2019

	Opening	Recognized in	Recognized in	Exchange	Ending
	balance	consolidated	comprehensive	rate	balance
	Assets/(liabilities)	income	income	variation	Asset (liability)
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Property, plant and equipment	(1,582,496)	67,237	-	1,355	(1,513,904)
Assets for right of use	85,752	47,729	-	-	133,481
Amortization	(56,863)	3,345	-	382	(53,136)
Provisions	37,328	13,881	2,873	(10,515)	43,567
Revaluation of financial instruments	(13)	10,142	414	(264)	10,279
Tax losses	1,369,150	(10,116)	-	(2,766)	1,356,268
Intangibles	(351,238)	(11,718)	-	13,874	(349,082)
Others	(14,662)	5,844	-	125	(8,693)
Total	(513,042)	126,344	3,287	2,191	(381,220)

Deferred tax assets not recognized:

	As of	As of
	December 31,	December 31,
	2019	2018
	ThUS$	ThUS$

Tax losses	110,933	137,761
Total Deferred tax assets not recognized	110,933	137,761

Deferred tax assets on tax losses are recognized only to the extent that it is probable that future taxable profit will be available against which the temporary differences can be utilized. As a result, as of December 31, 2019, the Company no longer recognizes deferred tax assets for ThUS $ 110.933 (ThUS $ 137,761 as of December 31, 2018) with respect to losses of ThUS $ 338,679 (ThUS $ 447,150 at December 31, 2018).

Deferred tax expense and current income taxes:

	For the year ended
	December 31,
	2019	2018	2017
	ThUS$	ThUS$	ThUS$
		Restated	Restated

Current tax expense
Current tax expense	72,999	77,713	127,024
Adjustment to previous period’s current tax	(352)	362	489
Total current tax expense, net	72,647	78,075	127,513

Deferred tax expense

Deferred expense for taxes related to the creation and reversal of temporary differences	(126,344)	(4,196)	31,485
Total deferred tax expense, net	(126,344)	(4,196)	31,485
Income tax expense	(53,697)	73,879	158,998

Composition of income tax expense (income):

	For the year ended
	December 31,
	2019	2018	2017
	ThUS$	ThUS$	ThUS$
		Restated	Restated

Current tax expense, net, foreign	76,806	65,850	100,657
Current tax expense, net, Chile	(4,159)	12,225	26,856
Total current tax expense, net	72,647	78,075	127,513

Deferred tax expense, net, foreign	37,294	58,271	21,846
Deferred tax expense, net, Chile	(163,638)	(62,467)	9,639
Deferred tax expense, net, total	(126,344)	(4,196)	31,485
Income tax expense	(53,697)	73,879	158,998

Profit before tax by the legal tax rate in Chile (27% at December 31, 2019 and 2018)

	For the year ended			For the year ended
	December 31,			December 31,
	2019	2018	2017	2019	2018	2017
	ThUS$	ThUS$	ThUS$	%	%	%

Tax expense using the legal rate	38,318	112,230	95,425	27.00	27.00	25.50

Tax effect by change in tax rate	-	5,587	897	-	1.34	0.24
Tax effect of rates in other jurisdictions	20,082	15,905	42,326	14.15	3.83	11.31
Tax effect of non-taxable operating revenues	(13,125)	(3,076)	(44,593)	(9.25)	(0.74)	(11.92)
Tax effect of disallowable expenses	66,257	61,295	35,481	46.69	14.75	9.48
Tax effect of due to the non-use of tax losses	-	46,492	211	-	11.18	0.06
Other increases (decreases) in legal tax charge	(165,229)	(164,554)	43,757	(116.43)	(39.59)	11.69
Total adjustments to tax expense using the legal rate	(92,015)	(38,351)	78,079	(64.84)	(9.23)	20.86
Tax expense using the effective rate	(53,697)	73,879	173,504	(37.84)	17.77	46.36

Other increases (decreases) in legal tax charges for US $ 165.2 million (US $ 164.6 million as of December 31, 2018) mainly include the effect of the reduction of the deferred tax liability of US $ 145.9 million (US $ 172.9 to 31 December 2018) that occurs at the early termination of the aircraft financing that were on leasing with special purpose vehicle outside Chile; and other adjustments for permanent differences in other group companies for US $ 19.3 million (US $ 8.3 as of December 31, 2018).

Deferred taxes related to items charged to net equity:

	For the period ended
	December 31,
	2019	2018
	ThUS$	ThUS$

Aggregate deferred taxation of components of other comprehensive income	3,287	1,297